Segment Reporting - Schedule of Primary Reportable Segments (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Primary Reportable Segments [Line Items]
Revenue	$ 6,270,951	$ 5,367,405
Cost of services	2,638,887	1,951,235
Selling expenses and general administrative	4,615,961	4,747,280
Segmented loss /(income)	983,897	1,331,110
Depreciation expense	205,953	201,635
Stock-based compensation expense	1,259,037	430,356
Other expenses/(income)	606,857	(1,890,840)
Interest income	(6,248)	(2,673)
Loss before income taxes	3,049,496	69,588
Income taxes expense	111,582	86,571
Net loss	3,161,078	156,159
QHI [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue	642,828	1,550,559
Cost of services	90,041	325,438
Selling expenses and general administrative	1,478,909	2,618,426
Segmented loss /(income)	926,122	1,393,305
DC [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue	962,919	24,304
Cost of services	455,705	35,600
Selling expenses and general administrative	668,206	241,497
Segmented loss /(income)	160,992	252,793
DU [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue	4,665,204	3,792,542
Cost of services	2,093,141	1,590,197
Selling expenses and general administrative	2,309,070	1,533,770
Segmented loss /(income)	(262,993)	(668,575)
Other [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue
Cost of services
Selling expenses and general administrative	159,776	353,587
Segmented loss /(income)	$ 159,776	$ 353,587